Warrants	12 Months Ended
Dec. 31, 2024
Warrants
Warrants

NOTE 10 – Warrants

Public Warrants

As of December 31, 2024, and December 31, 2023, there were 10,751,862 Public Warrants outstanding. Each whole warrant entitles the holder thereof to purchase one share of the Company’s Class A common stock at a price of $11.50 per share, subject to adjustments described in the Company’s registration statement on Form S-1 (Registration No. 333-249177) filed in connection with its initial public offering.

The Public Warrants is exercisable and will expire on March 15, 2028, or earlier upon redemption or liquidation. Public Warrants may only be exercised for a whole number of shares. No fractional warrants will be issued upon separation of the units and only whole warrants will trade.

On July 13, 2023, warrant holders exercised 435,000 public warrants at an exercise price of $11.50, for a total of $5,002 thousands of cash proceeds to the Company.

On July 14, 2023, the Company entered into a Warrant Exchange Agreement (the “Agreement”) with an unaffiliated third party investor (the “Warrant Holder”) with respect to warrants to purchase an aggregate of 2,000 thousand shares of its common stock, par value $0.0001 per share (the “Common Stock”) initially issued by the Company in its initial public offering on December 15, 2020 (the “Public Warrants”). Pursuant to the Agreement, the Company issued an aggregate of 600 thousand shares of Common Stock to the Warrant Holder in exchange for the surrender and cancellation of the Public Warrants held by such holder. This resulted to an additional paid in capital of $4,914 thousand in a non-cash transaction and resulted in a $3,900 thousand loss on the warrant conversion, which is included in change in fair value of derivative liability in the statement of operations.

In June 2023, about 613,138 public warrants to purchase Class A common stock were exercised on a cashless basis for approximately 50 thousand shares of common stock and are no longer outstanding.

Private Warrants

As of December 31, 2024, and December 31, 2023, there were 10,280,000 Private Placement Warrants outstanding. The Private Placement Warrants are identical to the Public Warrants, except that the Private Placement Warrants and the shares of Class A common stock issuable upon the exercise of the Private Placement Warrants will not be transferable, assignable or salable until April 14, 2023, subject to certain limited exceptions.

Additionally, the Private Placement Warrants will be exercisable on a cashless basis and be non-redeemable, except as described above, so long as they are held by the initial purchasers or their permitted transferees. If the Private Placement Warrants are held by someone other than the initial purchasers or their permitted transferees, the Private Placement Warrants will be redeemable by the Company and exercisable by such holders on the same basis as the Public Warrants.

For the year ended December 31, 2024, there were no exercises or exchanges made in relation with the Company’s Warrants. The number of outstanding Public and Private Warrants as of December 31, 2024, is the same as that of December 31, 2023.

Public and private warrant exercise activity and underlying Common Stock issued or surrendered for the period from March 15, 2023 to December 31, 2023 (Successor) and for the period from January 1, 2023, to March 14, 2023 (Predecessor), is:

	Public Warrants	Private Warrants	Total
January 1, 2023	13,800,000	10,280,000	24,080,000
Warrants exchanged	(2,000,000)	-	(2,000,000)
Warrants exercised – cash	(435,000)	-	(435,000)
Warrants exercised – cashless	(613,138)	-	(613,138)
December 31, 2023	10,751,862	10,280,000	21,031,862